Property, plant and equipment (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Disposed of property, plant and equipment		$ 62,934
Consideration		62,934
Written off property, plant and equipment with net book value		120,803	$ 526,279
Impairment loss	$ 241,205	1,877,371	4,549,381
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Impairment loss		$ 1,877,371	$ 4,549,381